CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 303,687	$ 245,014
Short-term bank deposits	5,450	450
Marketable securities	1,442,642	1,165,266
Trade receivables, net	495,390	472,223
Prepaid expenses and other current assets	74,738	81,478
Total current assets	2,321,907	1,964,431
LONG-TERM ASSETS:
Marketable securities	2,287,345	2,437,315
Property and equipment, net	78,514	77,767
Deferred tax asset, net	84,688	119,431
Other intangible assets, net	40,967	18,395
Goodwill	950,572	812,012
Other assets	64,220	33,575
Total long-term assets	3,506,306	3,498,495
Total assets	5,828,213	5,462,926
CURRENT LIABILITIES:
Trade payables	20,763	12,222
Employees and payroll accruals	156,958	139,848
Deferred revenues	980,175	878,287
Accrued expenses and other current liabilities	173,974	176,568
Total current liabilities	1,331,870	1,206,925
LONG-TERM LIABILITIES:
Deferred revenues	357,779	308,286
Income tax accrual	356,750	337,453
Accrued severance pay	9,425	10,139
Total long-term liabilities	723,954	655,878
Total liabilities	2,055,824	1,862,803
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2018 and 2017; 261,223,970 shares issued at December 31, 2018 and 2017; 155,380,498 and 159,034,688 shares outstanding at December 31, 2018 and 2017, respectively	774	774
Additional paid-in capital	1,597,800	1,305,130
Treasury shares at cost 105,843,472 and 102,189,282 ordinary shares at December 31, 2018 and 2017, respectively	(6,844,702)	(5,893,182)
Accumulated other comprehensive loss	(24,497)	(15,634)
Retained earnings	9,043,014	8,203,035
Total shareholders' equity	3,772,389	3,600,123
Total liabilities and shareholders' equity	$ 5,828,213	$ 5,462,926